Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024	Aug. 29, 2023
Product Information [Line Items]
Net income			$ (9,437,000)	$ 1,658,000	$ 5,269,854	$ (2,682,108)
Net cash used in operating activities			1,577,000	709,000	2,477,037	2,075,624
Additional capital raised					10,100,000
Payments for merger	$ 3,000,000
Proceeds from business merger warrant exercises			15,000,000		15,000,000
Asset impairment charges					0	0
FDIC amount			2,600,000		0	282,000
SPIC amount					7,300,000	0
Cash and cash equivalents			$ 8,706,000		7,619,000	532,229
Finite lived intangible asset useful life			10 years
Lessee operating lease description			(i) 75% or greater to determine whether the lease term is a major part of the remaining economic life of the underlying asset and (ii) 90% or greater to determine whether the present value of the sum of lease payments is substantially all of the fair value of the underlying asset.
Revenues			$ 5,000	$ 30,000	3,153,500	591,500
Agex Therapeutics Inc [Member]
Product Information [Line Items]
Net income					(14,803,000)	(10,462,000)
Net cash used in operating activities					7,800,000	5,939,000
Cash and cash equivalents					$ 345,000	645,000
Finite lived intangible asset useful life					10 years
Lessee operating lease description					(i) 75% or greater to determine whether the lease term is a major part of the remaining economic life of the underlying asset and (ii) 90% or greater to determine whether the present value of the sum of lease payments is substantially all of the fair value of the underlying asset.
Revenues					$ 142,000	34,000
Agex Therapeutics Inc [Member] | National Institutes of Health [Member]
Product Information [Line Items]
Revenues		$ 341,000			77,000
Agex Therapeutics Inc [Member] | Lease Agreement [Member]
Product Information [Line Items]
Base rent					$ 844	$ 1,074
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk					95.00%	85.00%
Minimum [Member]
Product Information [Line Items]
Estimated useful live			3 years		3 years
Maximum [Member]
Product Information [Line Items]
Estimated useful live			10 years		10 years
Subsequent Event [Member]
Product Information [Line Items]
Cash							$ 6,900,000
Subsequent Event [Member] | Agex Therapeutics Inc [Member]
Product Information [Line Items]
Additional capital raised			$ 15,000,000
Agex Therapeutics Inc [Member]
Product Information [Line Items]
Ownership percent								75.00%